                                                                          page 1
                             SERVICER'S CERTIFICATE
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                             3/1/2006 through 3/31/2006

I. ORIGINAL DEAL PARAMETER INPUTS
---------------------------------
     (A) Total Portfolio Balance                                                                            $1,303,489,996.17
     (B) Total Securities Balance                                                                           $1,303,489,996.17
     (C) Class A-1 Notes
         (i)   Class A-1 Notes Balance                                                                        $298,000,000.00
         (ii)  Class A-1 Notes Percentage (C(i)/B)                                                                     22.86%
         (iii) Class A-1 Notes Rate                                                                                  4.93378%
         (iv)  Class A-1 Notes Accrual Basis                                                                       Actual/360
     (D) Class A-2 Notes
         (i)   Class A-2 Notes Balance                                                                        $316,000,000.00
         (ii)  Class A-2 Notes Percentage (D(i)/B)                                                                     24.24%
         (iii) Class A-2 Notes Rate                                                                                    5.100%
         (iv)  Class A-2 Notes Accrual Basis                                                                           30/360
     (E) Class A-3 Notes
         (i)   Class A-3 Notes Balance                                                                        $400,000,000.00
         (ii)  Class A-3 Notes Percentage (E(i)/B)                                                                     30.69%
         (iii) Class A-3 Notes Rate                                                                                    5.070%
         (iv)  Class A-3 Notes Accrual Basis                                                                           30/360
     (F) Class A-4 Notes
         (i)   Class A-4 Notes Balance                                                                        $247,130,000.00
         (ii)  Class A-4 Notes Percentage (F(i)/B)                                                                     18.96%
         (iii) Class A-4 Notes Rate                                                                                    5.080%
         (iv)  Class A-4 Notes Accrual Basis                                                                           30/360
     (G) Certificates
         (i)   Certificates Balance                                                                            $42,359,996.17
         (ii)  Certificates Percentage (G(i)/B)                                                                         3.25%
         (iii) Certificates Rate                                                                                       0.000%
         (iv)  Certificates Accrual Basis                                                                              30/360
     (H) Servicing Fee Rate                                                                                             1.00%
     (I) Portfolio Summary
         (i)   Weighted Average Coupon (WAC)                                                                            6.34%
         (ii)  Weighted Average Original Maturity (WAOM)                                                                57.92 months
         (iii) Weighted Average Remaining Maturity (WAM)                                                                52.88 months
         (iv)  Number of Receivables                                                                                   74,512
     (J) Reserve Fund
         (i)   Reserve Account Initial Deposit Percentage                                                               0.50%
         (ii)  Reserve Account Initial Deposit                                                                  $6,517,449.98
         (iii) Specified Reserve Account Percentage                                                                     0.75%
         (iv)  Specified Reserve Account Balance                                                                $9,776,174.97
     (K) Yield Supplement Account Deposit                                                                      $25,667,158.93

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
-------------------------------------------------
     (A) Total Portfolio Balance                                                                            $1,303,489,996.17
     (B) Total Securities Balance                                                                           $1,303,489,996.17
     (C) Cumulative Note and Certificate Pool Factor                                                                1.0000000
     (D) Class A-1 Notes
         (i)   Class A-1 Notes Balance                                                                        $298,000,000.00
         (ii)  Class A-1 Notes Pool Factor                                                                          1.0000000
         (iii) Class A-1 Notes Interest Carryover Shortfall                                                             $0.00
         (iv)  Class A-1 Notes Principal Carryover Shortfall                                                            $0.00
     (E) Class A-2 Notes
         (i)   Class A-2 Notes Balance                                                                        $316,000,000.00
         (ii)  Class A-2 Notes Pool Factor                                                                          1.0000000
         (iii) Class A-2 Notes Interest Carryover Shortfall                                                             $0.00
         (iv)  Class A-2 Notes Principal Carryover Shortfall                                                            $0.00
     (F) Class A-3 Notes
         (i)   Class A-3 Notes Balance                                                                        $400,000,000.00
         (ii)  Class A-3 Notes Pool Factor                                                                          1.0000000
         (iii) Class A-3 Notes Interest Carryover Shortfall                                                             $0.00
         (iv)  Class A-3 Notes Principal Carryover Shortfall                                                            $0.00
     (G) Class A-4 Notes
         (i)   Class A-4 Notes Balance                                                                        $247,130,000.00
         (ii)  Class A-4 Notes Pool Factor                                                                          1.0000000
         (iii) Class A-4 Notes Interest Carryover Shortfall                                                             $0.00
         (iv)  Class A-4 Notes Principal Carryover Shortfall                                                            $0.00
     (H) Certificates
         (i)   Certificates Balance                                                                            $42,359,996.17
         (ii)  Certificates Pool Factor                                                                             1.0000000
         (iii) Certificates Interest Carryover Shortfall                                                                $0.00
         (iv)  Certificates Principal Carryover Shortfall                                                               $0.00
     (I) Servicing Fee
         (i)   Servicing Fee Shortfall                                                                                  $0.00
     (J) End of Prior Month Account Balances
         (i)   Reserve Account                                                                                  $6,517,449.98
         (ii)  Yield Supplement Account                                                                        $25,667,158.93
         (iii) Payahead Account                                                                                         $0.00
         (iv)  Advances Outstanding                                                                                     $0.00

                                                                          page 2
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                             3/1/2006 through 3/31/2006

     (K) Portfolio Summary as of End of Prior Month
         (i)   Weighted Average Coupon (WAC)                                                                            6.34%
         (ii)  Weighted Average Remaining Maturity (WAM)                                                                52.88 months
         (iii) Number of Receivables                                                                                   74,512
     (L) Note and Certificate Principal Distribution Percentages
         (i)   Note Percentage                                                                                        100.00%
         (ii)  Certificate Percentage                                                                                   0.00%

III. MONTHLY INPUTS FROM THE MAINFRAME
--------------------------------------
     (A) Precomputed Contracts Principal
         (i)   Scheduled Principal Collections                                                                          $0.00
         (ii)  Prepayments in Full                                                                                      $0.00
         (iii) Prepayments in Full due to Repurchases                                                                   $0.00
     (B) Precomputed Contracts Collections                                                                              $0.00
     (C) Precomputed Receivables Interest (B-A((i)+(ii)+(iii)))                                                         $0.00
     (D) Simple Interest Receivables Principal
         (i)   Principal Collections                                                                           $26,675,248.40
         (ii)  Prepayments in Full                                                                             $14,950,488.13
         (iii) Repurchased Receivables Related to Principal                                                             $0.00
     (E) Simple Interest Receivables Interest
         (i)   Simple Interest Collections                                                                      $6,771,386.37
     (F) Payment Advance for Precomputes *
         (i)   Reimbursement of Previous Advances                                                                       $0.00
         (ii)  Current Advance Amount                                                                                   $0.00
     (G) Interest Advance for simple Interest - Net *                                                             $407,294.82
     (H) Payahead Account
         (i)  Payments Applied                                                                                          $0.00
         (ii) Additional Payaheads                                                                                      $0.00
     (I) Portfolio Summary as of End of Month
         (i)   Weighted Average Coupon (WAC)                                                                            6.34%
         (ii)  Weighted Average Remaining Maturity (WAM)                                                                51.63 months
         (iii) Remaining Number of Receivables                                                                         73,593
     (J) Delinquent Receivables                                       # Units              Dollar Amount
                                                                   ------------       ----------------------
         (i)   31-60 Days Delinquent                               20     0.03%       $368,125.52      0.03%
         (ii)  61-90 Days Delinquent                                2     0.00%        $27,233.74      0.00%
         (ii)  91 Days or More Delinquent                           0     0.00%             $0.00      0.00%
     (K) Vehicles Repossessed During Collection Period             10     0.01%       $160,936.41      0.01%
     (L) Total Repossessed Vehicles in Inventory                   10     0.01%       $160,936.41      0.01%

*    Advances are reimbursed:
(i)  from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
(ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
-------------------------------------
     (A) Collection Account Investment Income                                                                                  $0.00
     (B) Reserve Account Investment Income                                                                                $16,952.89
     (C) Yield Supplement Account Investment Income                                                                       $66,764.66
     (D) Trust Fees Expense                                                                                                    $0.00
     (E) Aggregate Net Losses for Collection Period                                                                         1,882.59
     (F) Liquidated Receivables Information
         (i)  Gross Principal Balance on Liquidated Receivables                                                             1,882.59
         (ii) Liquidation Proceeds                                                                                              0.00
         (ii) Recoveries from Prior Month Charge Offs                                                                           0.00
     (G) Days in Accrual Period                                                                                                   21
     (H) Deal age                                                                                                                  1

                                                         MONTHLY COLLECTIONS
                                                         -------------------

V. INTEREST COLLECTIONS
-----------------------
     (A) Total Interest Collections  (III(C)+E(i)-F(i)+F(ii)+G)                                                        $7,178,681.19

VI. PRINCIPAL COLLECTIONS
-------------------------
     (A) Principal Payments Received  (III(A((i)+(ii))+(D(i)+(ii)))                                                   $41,625,736.53
     (B) Liquidation Proceeds  (IV(F(i)))                                                                                       0.00
     (C) Repurchased Loan Proceeds Related to Principal  (III(A(iii)+D(iii)))                                                   0.00
     (D) Recoveries from Prior Month Charge Offs (IV(F(ii)))                                                                    0.00
                                                                                                                     ---------------
     (E) Total Principal Collections   (A+B+C+D)                                                                      $41,625,736.53

VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS (V(A)+VI(E))                                                            $48,804,417.72

VIII. YIELD SUPPLEMENT DEPOSIT                                                                                         $1,561,927.28
------------------------------

IX. TOTAL AVAILABLE AMOUNT (VII+VIII)                                                                                 $50,366,345.00
-------------------------------------

                                                                          page 3
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                             3/1/2006 through 3/31/2006

                                                        MONTHLY DISTRIBUTIONS
                                                        ---------------------

X. FEE DISTRIBUTIONS
--------------------
     (A) Servicing Fee
         (i)   Servicing Fee Due  (I(H)/12)(II(B))+(II(H)(i))                                                          $1,086,241.66
         (ii)  Servicing Fee Paid                                                                                       1,086,241.66
                                                                                                             -----------------------
         (iii) Servicing Fee Shortfall                                                                                         $0.00
     (B) Reserve Account Investment Income (IV(B))                                                                        $16,952.89
     (C) Yield Supplement Account Investment Income  (IV(C))                                                                   $0.00
     (D) Trust Fees Expense (IV(D))                                                                                            $0.00

XI. DISTRIBUTIONS TO NOTEHOLDERS
--------------------------------
     (A) Interest
         (i) Class A-1 Notes
             (a)  Class A-1 Notes Interest Due                                                                           $857,655.42
             (b)  Class A-1 Notes Interest Paid                                                                           857,655.42
                                                                                                             -----------------------
             (c)  Class A-1 Notes Interest Shortfall                                                                           $0.00
         (ii) Class A-2 Notes
             (a)  Class A-2 Notes Interest Due                                                                           $895,333.33
             (b)  Class A-2 Notes Interest Paid                                                                           895,333.33
                                                                                                             -----------------------
             (c)  Class A-2 Notes Interest Shortfall                                                                           $0.00
         (iii) Class A-3 Notes
             (a)  Class A-3 Notes Interest Due                                                                         $1,126,666.67
             (b)  Class A-3 Notes Interest Paid                                                                         1,126,666.67
                                                                                                             -----------------------
             (c)  Class A-3 Notes Interest Shortfall                                                                           $0.00
         (iv) Class A-4 Notes
             (a)  Class A-4 Notes Interest Due                                                                           $697,455.78
             (b)  Class A-4 Notes Interest Paid                                                                           697,455.78
                                                                                                             -----------------------
             (c)  Class A-4 Notes Interest Shortfall                                                                           $0.00
         (v) Total Note Interest
             (a)  Total Note Interest Due                                                                              $3,577,111.20
             (b)  Total Note Interest Paid                                                                              3,577,111.20
                                                                                                             -----------------------
             (c)  Total Note Interest Shortfall                                                                                $0.00
             (d)  Reserve Account Withdrawal for Note Interest                                                                 $0.00
Amount available for distributions after Fees & Interest (IX-(X(A)(ii)-(D))-XI(A)(v)(b))                              $45,702,992.14
     (B) Principal
         (i) Noteholders' Principal Distribution Amounts                                                              $41,627,619.12
         (ii) Class A-1 Notes Principal
             (a)  Class A-1 Notes Principal Due                                                                       $41,627,619.12
             (b)  Class A-1 Notes Principal Paid                                                                       41,627,619.12
                                                                                                             -----------------------
             (c)  Class A-1 Notes Principal Shortfall                                                                          $0.00
             (d)  Reserve Account Withdrawal                                                                                   $0.00
         (iii) Class A-2 Notes Principal
             (a)  Class A-2 Notes Principal Due                                                                                $0.00
             (b)  Class A-2 Notes Principal Paid                                                                                0.00
                                                                                                             -----------------------
             (c)  Class A-2 Notes Principal Shortfall                                                                          $0.00
             (d)  Reserve Account Withdrawal                                                                                   $0.00
         (iv) Class A-3 Notes Principal
             (a)  Class A-3 Notes Principal Due                                                                                $0.00
             (b)  Class A-3 Notes Principal Paid                                                                                0.00
                                                                                                             -----------------------
             (c)  Class A-3 Notes Principal Shortfall                                                                          $0.00
             (d)  Reserve Account Withdrawal                                                                                   $0.00
         (v) Class A-4 Notes Principal
             (a)  Class A-4 Notes Principal Due                                                                                $0.00
             (b)  Class A-4 Notes Principal Paid                                                                                0.00
                                                                                                             -----------------------
             (c)  Class A-4 Notes Principal Shortfall                                                                          $0.00
             (d)  Reserve Account Withdrawal                                                                                   $0.00
         (vi) Total Notes Principal
             (a)  Total Notes Principal Due                                                                            41,627,619.12
             (b)  Total Notes Principal Paid                                                                           41,627,619.12
                                                                                                             -----------------------
             (c)  Total Notes Principal Shortfall                                                                              $0.00
             (d)  Reserve Account Withdrawal                                                                                   $0.00

Amount available for distributions to the Certificates and Reserve Fund                                                $4,075,373.02

XIII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
-----------------------------------------
     (A) Interest
         (i)   Certificate Monthly Interest Due                                                                                $0.00
         (ii)  Certificate Interest Shortfall Beginning Balance                                                                $0.00
                                                                                                             -----------------------
         (iii) Total Certificate Interest Due                                                                                  $0.00
         (iv)  Certificate Interest Paid                                                                                        0.00
                                                                                                             -----------------------
         (v)   Certificate Interest Shortfall Ending Balance                                                                   $0.00
     (B) Principal
         (i)   Certificate Monthly Principal Due                                                                               $0.00
         (ii)  Certificate Principal Shortfall Beginning Balance                                                               $0.00
                                                                                                             -----------------------
         (iii) Total Certificate Principal Due                                                                                 $0.00
         (iv)  Certificate Principal Paid                                                                                       0.00
                                                                                                             -----------------------
         (v)   Certificate Principal Shortfall Ending Balance                                                                  $0.00

                                                                          page 4
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                             3/1/2006 through 3/31/2006

XII. RESERVE FUND DEPOSIT
-------------------------
     Amount available for deposit into reserve account                                                                 $4,075,373.02
     Amount deposited into reserve account                                                                              3,258,724.99
     Excess Amount Released from Reserve Account                                                                                0.00
                                                                                                             -----------------------
     Excess Funds Released to Seller                                                                                      816,648.03

                                                        DISTRIBUTIONS SUMMARY
                                                        ---------------------

     (A) Total Collections                                                                                            $50,366,345.00
     (B) Service Fee                                                                                                   $1,086,241.66
     (C) Trustee Fees                                                                                                           0.00
     (D) Class A1 Amount                                                                                              $42,485,274.54
     (E) Class A2 Amount                                                                                                 $895,333.33
     (F) Class A3 Amount                                                                                               $1,126,666.67
     (G) Class A4 Amount                                                                                                 $697,455.78
     (H) Certificateholders                                                                                                    $0.00
     (I) Amount Deposited into Reserve Account                                                                         $3,258,724.99
     (J) Release to seller                                                                                               $816,648.03
     (K) Total amount distributed                                                                                     $50,366,345.00
     (L) Amount of Draw from Reserve Account                                                                                    0.00
     (M) Excess Amount Released from Reserve Account                                                                            0.00

                                                   PORTFOLIO AND SECURITY SUMMARY
                                                   ------------------------------

                                                                            Beginning                          End
XIV. POOL BALANCES AND PORTFOLIO INFORMATION                                of Period                       of Period
--------------------------------------------                        --------------------------      --------------------------
     (A) Balances and Principal Factors
         (i)    Aggregate Balance of Notes                                  $1,261,130,000.00               $1,219,502,380.88
         (ii)   Note Pool Factor                                                    1.0000000                       0.9669918
         (iii)  Class A-1 Notes Balance                                        298,000,000.00                  256,372,380.88
         (iv)   Class A-1 Notes Pool Factor                                         1.0000000                       0.8603100
         (v)    Class A-2 Notes Balance                                        316,000,000.00                  316,000,000.00
         (vi)   Class A-2 Notes Pool Factor                                         1.0000000                       1.0000000
         (vii)  Class A-3 Notes Balance                                        400,000,000.00                  400,000,000.00
         (viii) Class A-3 Notes Pool Factor                                         1.0000000                       1.0000000
         (ix)   Class A-4 Notes Balance                                        247,130,000.00                  247,130,000.00
         (x)    Class A-4 Notes Pool Factor                                         1.0000000                       1.0000000
         (xi)   Certificates Balance                                            42,359,996.17                   42,359,996.17
         (xii)  Certificates Pool Factor                                            1.0000000                       1.0000000
         (xiii) Total Principal Balance of Notes and Certificates            1,303,489,996.17                1,261,862,377.05
     (B) Portfolio Information
         (i)    Weighted Average Coupon (WAC)                                           6.34%                           6.34%
         (ii)   Weighted Average Remaining Maturity (WAM)                               52.88 months                    51.63 months
         (iii)  Remaining Number of Receivables                                        74,512                          73,593
         (iv)   Portfolio Receivable Balance                                $1,303,489,996.17               $1,261,862,377.05
     (C) Outstanding Advance Amount                                                     $0.00                     $407,294.82
     (D) Outstanding Payahead Balance                                                   $0.00                           $0.00

                                                         SUMMARY OF ACCOUNTS
                                                         -------------------

XV. RECONCILIATION OF RESERVE ACCOUNT
-------------------------------------
     (A) Beginning Reserve Account Balance                                                                             $6,517,449.98
     (B) Draws                                                                                                                  0.00
         (i)   Draw for Servicing Fee                                                                                           0.00
         (ii)  Draw for Interest                                                                                                0.00
         (iii) Draw for Realized Losses                                                                                         0.00
     (C) Excess Interest Deposited into the Reserve Account                                                             3,258,724.99
     (D) Reserve Account Balance Prior to Release                                                                       9,776,174.97
     (E) Reserve Account Required Amount                                                                                9,776,174.97
     (F) Final Reserve Account Required Amount                                                                          9,776,174.97
     (G) Excess Reserve Account Amount                                                                                          0.00
     (H) Release of Reserve Account Balance to Seller                                                                           0.00
     (I) Ending Reserve Account Balance                                                                                 9,776,174.97

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
-----------------------------------------------
     (A) Beginning Yield Supplement Account Balance                                                                    25,667,158.93
     (B) Investment Earnings                                                                                               66,764.66
     (C) Investment Earnings Withdraw                                                                                           0.00
     (D) Additional Yield Supplement Amounts                                                                                    0.00
     (E) Yield Supplement Deposit Amount                                                                                1,561,927.28
     (F) Release of Yield Deposit Account Balance to Seller                                                                     0.00
                                                                                                           -------------------------
     (G) Ending Yield Supplement Account Balance                                                                       24,171,996.31

                                                                          page 5
                       AMERICAN HONDA FINANCE CORPORATION
      MONTHLY SERVICER REPORT -- Honda Auto Receivables 2006-1 Owner Trust
                             3/1/2006 through 3/31/2006

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
-----------------------------------------------
     (A) Liquidated Contracts
         (i)   Liquidation Proceeds                                                                                            $0.00
         (ii)  Recoveries on Previously Liquidated Contracts                                                                    0.00
     (B) Aggregate Net Losses for Collection Period                                                                         1,882.59
     (C) Net Loss Rate for Collection Period (annualized)                                                                      0.00%
     (D) Cumulative Net Losses for all Periods                                                                              1,882.59
     (E) Delinquent Receivables                                                             # Units               Dollar Amount
                                                                                         -------------       -----------------------
         (i)  30-59 Days Delinquent                                                      20      0.03%       $368,125.52       0.03%
         (ii) 60-89 Days Delinquent                                                       2      0.00%        $27,233.74       0.00%
         (ii) 90 Days or More Delinquent                                                  0      0.00%             $0.00       0.00%

XVIII. REPOSSESSION ACTIVITY                                                                # Units               Dollar Amount
----------------------------                                                             -------------       -----------------------
     (A) Vehicles Repossessed During Collection Period                                   10      0.01%       $160,936.41       0.01%
     (B) Total Repossessed Vehicles in Inventory                                         10      0.01%       $160,936.41       0.01%

XIX. TESTS FOR INCREASE IN SPECIFIED RESERVE ACCOUNT BALANCE
------------------------------------------------------------
     (A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
         (i)   Second Preceding Collection Period                                                                              0.00%
         (ii)  Preceding Collection Period                                                                                     0.00%
         (iii) Current Collection Period                                                                                       0.00%
         (iv)  Three Month Average (Avg(i,ii,iii))                                                                             0.00%
     (B) Ratio of Balance of Contracts Delinquent 61 Days or More to the Outstanding Balance of Receivables.
         (i)   Second Preceding Collection Period                                                                              0.00%
         (ii)  Preceding Collection Period                                                                                     0.00%
         (iii) Current Collection Period                                                                                       0.02%
         (iv)  Three Month Average (Avg(i,ii,iii))                                                                             0.02%

     (C) Loss and Delinquency Trigger Indicator                                                          Trigger was not hit.

     I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

             /s/ Paul C. Honda
             -----------------------
             Mr. Paul C. Honda
             Assistant Vice President